GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
2022	$ 662,079
2023	662,079
2024	662,079
2025	662,079
2026	662,079
Thereafter	345,846
Net Book Value	$ 3,656,241	$ 4,714,941